DEBT AND WARRANTS (Narrative) (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended			1 Months Ended
	Feb. 28, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Series A convertible preferred stock [Member]	Dec. 31, 2013 Series A convertible preferred stock [Member]	Dec. 05, 2011 Lender [Member]	Dec. 31, 2011 Lender [Member] Warrant [Member]	Dec. 31, 2011 Lender [Member] Series A convertible preferred stock [Member]	Dec. 05, 2011 Lender [Member] Series A convertible preferred stock [Member]	Jun. 12, 2012 Square 1 Bank [Member]	Jun. 30, 2012 Square 1 Bank [Member] Warrant [Member]	Jun. 30, 2012 Square 1 Bank [Member] Series A convertible preferred stock [Member]	Jun. 12, 2012 Square 1 Bank [Member] Series A convertible preferred stock [Member]	Jun. 30, 2014 Financing and Security Agreement [Member]	Feb. 28, 2014 Financing and Security Agreement [Member]	Dec. 31, 2011 Financing and Security Agreement [Member]	Dec. 31, 2011 Financing and Security Agreement [Member] First 18 Months [Member]	Dec. 31, 2011 Financing and Security Agreement [Member] After 18 Months [Member]	Dec. 31, 2011 Term Loan A [Member]	Oct. 31, 2012 Term Loan B [Member]	Dec. 31, 2011 Term Loan B [Member]	Oct. 31, 2012 Equipment Loan [Member]	Apr. 30, 2012 Equipment Loan [Member]	Dec. 31, 2011 Equipment Loan [Member]	Feb. 28, 2014 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																	$ 1,790,000			$ 500,000		$ 500,000			$ 790,000	$ 750,000
Total gross cash proceeds under equity financing agreement required as of March 31, 2014																2,000,000
Total gross cash proceeds under equity financing agreement required as of June 30, 2014																4,000,000
Amended date of when the gross proceeds under the equity financing agreement must be raised															Aug. 01, 2014
Monthly minimum unrestricted cash balance required by bank as part of loan and security agreement															300,000
Equity financing milestone																						2,000,000
Percent in addition to Prime Rate																	3.75%
Interest per annum																	7.00%									12.00%
Annual interest, maximum																		8.50%	9.50%
Drawdown of debt																	1,150,000			500,000	500,000		33,125	106,875	650,000
Frequency of principal payments																	Monthly
Principal payment amount																	59,667
Payment commencement date																	Jan. 05, 2013
Maturity date	Jul. 31, 2015																Jun. 05, 2015									Jul. 31, 2015
Conversion price																										$ 0.27
Number of underlying shares exercisable into equity through warrants	694,444				41,659	41,659				33,944				7,715												694,442
Exercise price of warrants	$ 0.27				$ 1.16	$ 1.16				$ 1.16				$ 1.16												$ 0.27
Term of warrants	10 years								7 years				7 years													10 years
Debt discount																										140,779
Fair value of warrants							$ 26,348				$ 6,131															$ 140,778
Expected term								7 years				7 years
Volatility rate		68.00%	53.00%	50.00%				47.00%				48.00%
Risk-free interest rate		2.73%	1.74%	0.70%				1.49%				1.12%
Warrant expiration date					Dec. 05, 2018	Dec. 05, 2018
Warrant expiration date, two					Jun. 12, 2019	Jun. 12, 2019
Adjusted conversion price																										$ 0.22
Estimated fair value of Company's common stock per share																										$ 0.27